Property	4 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Property	NOTE 8 - PROPERTY The Company does not own any property. Commencing in June 2014, the Company leases offices space from an unrelated third party for $36 per month and has prepaid two months’ rent.